UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 1005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     April 20, 2007

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Table Value Total: $198,526
                            (Thousands)

                                                                                              SHRS
NAME OF ISSUER                TITLE OF CLASS            CUSIP              VALUE          OR PRN AMOUNT      SH/PRN
ANGLO AMERICAN PLC         AMERICAN DEP RECEIPT        03485P102       4,491,400.00          170,000          SH
BHP BILLITON LTD           AMERICAN DEP RECEIPT        088606108       6,298,500.00          130,000          SH
GOLD FIELDS LTD ADR        AMERICAN DEP RECEIPT        38059T106       7,207,200.00          390,000          SH
IVANHOE NICKEL &           AMERICAN DEP RECEIPT        46581P104                  -           37,699          SH
LIHIR GOLD LTD ADR         AMERICAN DEP RECEIPT        532349107       2,532,670.00           97,000          SH
POLYUS GOLD                AMERICAN DEP RECEIPT        678129107       2,559,223.80           52,986          SH
RANDGOLD RES               AMERICAN DEP RECEIPT        752344309       5,977,500.00          250,000          SH
AURELIAN RESOURCES           COMMON STK-FOREIGN        051544104       1,712,750.28           65,000          SH
BEAR CREEK MINING            COMMON STK-FOREIGN        07380N104       3,029,000.00          500,000          SH
COMAPLEX MINERALS            COMMON STK-FOREIGN        199901109       1,045,332.41          300,000          SH
ELDORADO GOLD CORP           COMMON STK-FOREIGN        284902103       7,287,500.00        1,250,000          SH
GABRIEL RESOURCES            COMMON STK-FOREIGN        361970106         727,637.17          195,000          SH
GUYANA GOLDFIELDS            COMMON STK-FOREIGN        403530108       1,521,192.68          180,000          SH
HIGH RIV GOLD MINES          COMMON STK-FOREIGN        42979J107       1,159,313.51          625,000          SH
IMPALA PLATINUM              COMMON STK-FOREIGN          B1FFT76       5,979,924.16          190,000          SH
JAGUAR MINING INC.           COMMON STK-FOREIGN        47009M103       2,164,348.94          407,675          SH
LIHIR GOLD LTD               COMMON STK-FOREIGN          6518596       4,699,800.00        1,800,000          SH
LONMIN ORD USD1              COMMON STK-FOREIGN          3119248       6,511,080.60          100,000          SH
NEW GOLD INC                 COMMON STK-FOREIGN         64453595         828,000.00          100,000          SH
NEWCREST MINING              COMMON STK-FOREIGN          6637101       3,837,143.55          200,000          SH
OCEANA GOLD LTD NPV          COMMON STK-FOREIGN          6740418       1,805,477.02        3,000,000          SH
OLYMPUS PACIFIC              COMMON STK-FOREIGN        68162Q202         709,889.92        1,400,000          SH
SILVERCORP METALS            COMMON STK-FOREIGN        82835P103       2,476,050.00          150,000          SH
SINO GOLD LTD NPV            COMMON STK-FOREIGN          6571447       3,009,936.18          600,000          SH
TECK COMINCO LTD             COMMON STK-FOREIGN        878742204       5,220,000.00           75,000          SH
YAMANA GOLD INC CAD          COMMON STK-FOREIGN        98462Y951       4,308,000.00          300,000          SH
ZINIFEX LTD                  COMMON STK-FOREIGN          B00G2C3       6,375,716.94          500,000          SH
BROOKFIELD ASST MGMT               Common Stock        112585104         627,120.00           12,000          SH
CANADIAN NAT RES                   Common Stock        136285101         551,900.00           10,000          SH
HOVNANIAN ENTERPRISE               Common Stock        442487203         327,080.00           13,000          SH
MASTERCASRD INC CL A               Common Stock        57636Q104       1,062,400.00           10,000          SH
BERKSHIRE HATHAWAY                 Common Stock        084670207       3,822,000.00            1,050          SH
CONOCOPHILLIPS                     Common Stock        20825C104         738,180.00           10,800          SH
GOOGLE INC CL A                    Common Stock        38259P508         870,504.00            1,900          SH
HEALTHSOUTH CORP                   Common Stock        421924309         684,926.00           32,600          SH
HILTON HOTELS CORP                 Common Stock        432848109       3,416,200.00           95,000          SH
HOME DEPOT INC                     Common Stock        437076102         367,400.00           10,000          SH
JOHNSON & JOHNSON                  Common Stock        478160104         662,860.00           11,000          SH
JPMORGAN & CHASE & C               Common Stock        46625H100         938,572.00           19,400          SH
LEGG MASON INC                     Common Stock        524901105         706,575.00            7,500          SH
LEUCADIA NATL CORP                 Common Stock        527288104         588,400.00           20,000          SH
LOWES COS INC                      Common Stock        548661107         377,880.00           12,000          SH
PROCTER & GAMBLE CO                Common Stock        742718109         473,700.00            7,500          SH
PULTE HOMES INC                    Common Stock        745867101         317,520.00           12,000          SH
REYNOLDS AMERICAN IN               Common Stock        761713106       1,135,862.00           18,200          SH
AGNICO EAGLE MINES                 Common Stock        008474108       3,542,000.00          100,000          SH
ALCOA INC                          Common Stock        013817101       4,576,500.00          135,000          SH
CUMBERLAND RES LTD                 Common Stock        23077R100       8,250,000.00        1,250,000          SH
FREEPORT- MCMORAN                  Common Stock        35671D857       7,280,900.00          110,000          SH
GOLDEN STAR                        Common Stock        38119T104       5,456,000.00        1,240,000          SH
GOLDEN-CYCLE GOLD                  Common Stock        380894105      15,273,987.50        1,964,500          SH
KINROSS GOLD CORP                  Common Stock        496902404       2,758,000.00          200,000          SH
MERIDIAN GOLD INC                  Common Stock        589975101       5,106,000.00          200,000          SH
MINEFINDERS LTD COM                Common Stock        602900102       3,573,000.00          300,000          SH
MIRAMAR MINING CORP                Common Stock        60466E100       6,622,000.00        1,400,000          SH
PAN AMERICAN SILVER                Common Stock        697900108       7,249,550.00          245,000          SH
SUNCOR ENERGY INC                  Common Stock        867229106       4,962,750.00           65,000          SH
ALAMOS GOLD, INC.                  Common Stock        011527108       2,546,800.00          400,000          SH
ALCAN INC                          Common Stock        013716105       3,132,000.00           60,000          SH
METALLICA RESOURCES                Common Stock        59125J104       5,130,000.00        1,000,000          SH
SILVER WHEATON CORP                Common Stock        828336107       1,147,080.00          121,000          SH
BEMA GOLD WARRANT                      WARRANTS        08135F164         219,728.00          100,000          SH
YAMANA GOLD WARRENTS                   WARRANTS        98462Y142         556,186.08           84,375          SH
IAMGOLD WARRANT                        WARRANTS        13201L160         107,046.89          100,000          SH
NEW GOLD, INC.                         WARRANTS              N/A          47,456.01           50,000          SH


                                       INVESTMENT   OTHER       VOTING
NAME OF ISSUER              PUT/CALL   DISCRETION   MANAGERS   AUTHORITY
ANGLO AMERICAN PLC                        SOLE                  170,000
BHP BILLITON LTD                          SOLE                  130,000
GOLD FIELDS LTD ADR                       SOLE                  390,000
IVANHOE NICKEL &                          SOLE                   37,699
LIHIR GOLD LTD ADR                        SOLE                   97,000
POLYUS GOLD                               SOLE                   52,986
RANDGOLD RES                              SOLE                  250,000
AURELIAN RESOURCES                        SOLE                   65,000
BEAR CREEK MINING                         SOLE                  500,000
COMAPLEX MINERALS                         SOLE                  300,000
ELDORADO GOLD CORP                        SOLE                1,250,000
GABRIEL RESOURCES                         SOLE                  195,000
GUYANA GOLDFIELDS                         SOLE                  180,000
HIGH RIV GOLD MINES                       SOLE                  625,000
IMPALA PLATINUM                           SOLE                  190,000
JAGUAR MINING INC.                        SOLE                  407,675
LIHIR GOLD LTD                            SOLE                1,800,000
LONMIN ORD USD1                           SOLE                  100,000
NEW GOLD INC                              SOLE                  100,000
NEWCREST MINING                           SOLE                  200,000
OCEANA GOLD LTD NPV                       SOLE                3,000,000
OLYMPUS PACIFIC                           SOLE                1,400,000
SILVERCORP METALS                         SOLE                  150,000
SINO GOLD LTD NPV                         SOLE                  600,000
TECK COMINCO LTD                          SOLE                   75,000
YAMANA GOLD INC CAD                       SOLE                  300,000
ZINIFEX LTD                               SOLE                  500,000
BROOKFIELD ASST MGMT                      SOLE                   12,000
CANADIAN NAT RES                          SOLE                   10,000
HOVNANIAN ENTERPRISE                      SOLE                   13,000
MASTERCASRD INC CL A                      SOLE                   10,000
BERKSHIRE HATHAWAY                        SOLE                    1,050
CONOCOPHILLIPS                            SOLE                   10,800
GOOGLE INC CL A                           SOLE                    1,900
HEALTHSOUTH CORP                          SOLE                   32,600
HILTON HOTELS CORP                        SOLE                   95,000
HOME DEPOT INC                            SOLE                   10,000
JOHNSON & JOHNSON                         SOLE                   11,000
JPMORGAN & CHASE & C                      SOLE                   19,400
LEGG MASON INC                            SOLE                    7,500
LEUCADIA NATL CORP                        SOLE                   20,000
LOWES COS INC                             SOLE                   12,000
PROCTER & GAMBLE CO                       SOLE                    7,500
PULTE HOMES INC                           SOLE                   12,000
REYNOLDS AMERICAN IN                      SOLE                   18,200
AGNICO EAGLE MINES                        SOLE                  100,000
ALCOA INC                                 SOLE                  135,000
CUMBERLAND RES LTD                        SOLE                1,250,000
FREEPORT- MCMORAN                         SOLE                  110,000
GOLDEN STAR                               SOLE                1,240,000
GOLDEN-CYCLE GOLD                         SOLE                1,964,500
KINROSS GOLD CORP                         SOLE                  200,000
MERIDIAN GOLD INC                         SOLE                  200,000
MINEFINDERS LTD COM                       SOLE                  300,000
MIRAMAR MINING CORP                       SOLE                1,400,000
PAN AMERICAN SILVER                       SOLE                  245,000
SUNCOR ENERGY INC                         SOLE                   65,000
ALAMOS GOLD, INC.                         SOLE                  400,000
ALCAN INC                                 SOLE                   60,000
METALLICA RESOURCES                       SOLE                1,000,000
SILVER WHEATON CORP                       SOLE                  121,000
BEMA GOLD WARRANT                          N/A                        0
YAMANA GOLD WARRENTS                       N/A                        0
IAMGOLD WARRANT                            N/A                        0
NEW GOLD, INC.                             N/A                        0

